Derivative Instruments and Hedging Activities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Member]
Customer Derivatives Interest Rate Swaps/Floors
Notional	$ 358,753	$ 400,311
Fair Value	40,594	50,355
Other Liabilities [Member]
Customer Derivatives Interest Rate Swaps/Floors
Notional	358,753	400,311
Fair Value	$ (40,646)	$ (50,462)